Expense Example	Oct. 27, 2026 USD ($)
UBS Emerging Markets Equity Opportunity Fund (Class A, Class P) | UBS Emerging Markets Equity Opportunity Fund | CLASS A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 670
Expense Example, with Redemption, 3 Years	965
Expense Example, with Redemption, 5 Years	1,281
Expense Example, with Redemption, 10 Years	2,174
UBS Emerging Markets Equity Opportunity Fund (Class A, Class P) | UBS Emerging Markets Equity Opportunity Fund | CLASS P
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	102
Expense Example, with Redemption, 3 Years	361
Expense Example, with Redemption, 5 Years	640
Expense Example, with Redemption, 10 Years	1,437
UBS GLOBAL ALLOCATION FUND | UBS GLOBAL ALLOCATION FUND | CLASS A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	678
Expense Example, with Redemption, 3 Years	1,020
Expense Example, with Redemption, 5 Years	1,385
Expense Example, with Redemption, 10 Years	2,410
UBS GLOBAL ALLOCATION FUND | UBS GLOBAL ALLOCATION FUND | CLASS P
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	110
Expense Example, with Redemption, 3 Years	416
Expense Example, with Redemption, 5 Years	744
Expense Example, with Redemption, 10 Years	1,673
UBS International Sustainable Aware Equity Fund (Class A, Class P) | UBS International Sustainable Aware Equity Fund | CLASS A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	671
Expense Example, with Redemption, 3 Years	928
Expense Example, with Redemption, 5 Years	1,204
Expense Example, with Redemption, 10 Years	1,989
UBS International Sustainable Aware Equity Fund (Class A, Class P) | UBS International Sustainable Aware Equity Fund | CLASS P
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	103
Expense Example, with Redemption, 3 Years	322
Expense Example, with Redemption, 5 Years	558
Expense Example, with Redemption, 10 Years	1,236
UBS Multi Income Bond Fund (Class A, Class P) | UBS Multi Income Bond Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	463
Expense Example, with Redemption, 3 Years	758
Expense Example, with Redemption, 5 Years	1,075
Expense Example, with Redemption, 10 Years	1,970
UBS Multi Income Bond Fund (Class A, Class P) | UBS Multi Income Bond Fund | Class P
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	329
Expense Example, with Redemption, 5 Years	611
Expense Example, with Redemption, 10 Years	1,416
UBS Sustainable Development Bank Bond Fund (Class A, Class P) | UBS Sustainable Development Bank Bond Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	36
Expense Example, with Redemption, 3 Years	208
Expense Example, with Redemption, 5 Years	395
Expense Example, with Redemption, 10 Years	937
UBS Sustainable Development Bank Bond Fund (Class A, Class P) | UBS Sustainable Development Bank Bond Fund | Class P
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	26
Expense Example, with Redemption, 3 Years	176
Expense Example, with Redemption, 5 Years	341
Expense Example, with Redemption, 10 Years	817
UBS US Dividend Ruler Fund (Class P) | UBS US Dividend Ruler Fund | Class P
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	236
Expense Example, with Redemption, 5 Years	420
Expense Example, with Redemption, 10 Years	954
UBS US Quality Growth At Reasonable Price Fund | UBS US Quality Growth At Reasonable Price Fund | Class P
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	230
Expense Example, with Redemption, 5 Years	407
Expense Example, with Redemption, 10 Years	921
UBS Emerging Markets Equity Opportunity Fund - Class P2 Prospectus | UBS Emerging Markets Equity Opportunity Fund | CLASS P2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	27
Expense Example, with Redemption, 3 Years	290
Expense Example, with Redemption, 5 Years	573
Expense Example, with Redemption, 10 Years	1,382
UBS International Sustainable Aware Equity Fund - Class P2 Prospectus | UBS International Sustainable Aware Equity Fund | Class P2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	27
Expense Example, with Redemption, 3 Years	301
Expense Example, with Redemption, 5 Years	595
Expense Example, with Redemption, 10 Years	1,434
UBS US Dividend Ruler Fund - Class P2 Prospectus | UBS US Dividend Ruler Fund | Class P2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	31
Expense Example, with Redemption, 3 Years	201
Expense Example, with Redemption, 5 Years	386
Expense Example, with Redemption, 10 Years	921
UBS Multi Income Bond Fund - Class P2 Prospectus | UBS Multi Income Bond Fund | Class P2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	20
Expense Example, with Redemption, 3 Years	245
Expense Example, with Redemption, 5 Years	488
Expense Example, with Redemption, 10 Years	1,184
UBS Sustainable Development Bank Bond Fund - Class P2 Prospectus | UBS Sustainable Development Bank Bond Fund | Class P2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	15
Expense Example, with Redemption, 3 Years	171
Expense Example, with Redemption, 5 Years	340
Expense Example, with Redemption, 10 Years	$ 830